Investments in Equity Investees - Reconciliation of Summarized Financial Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Sep. 23, 2021	May 13, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Net income attributable to the shareholders of equity investee			$ (360,835)	$ (194,648)	$ (125,730)
Purchase of additional interests in a subsidiary of an equity investee					$ (174)
Carrying amount of investments			73,777	76,479
HBYS | A subsidiary
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Additional interest in a subsidiary acquired (as percent)					30.00%
SHPL
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests			145,741	152,714	$ 146,759
Net income attributable to the shareholders of equity investee			99,716	89,429	67,004
Dividends declared			(87,436)	(99,744)	(72,179)
Other comprehensive (loss)/income			(16,588)	3,342	11,130
Closing net assets after non-controlling interests			141,433	145,741	152,714
Group's share of net assets			70,717	72,871	76,357
Goodwill			2,872	3,128	3,051
Elimination of unrealized profits on downstream sales			(128)
Carrying amount of investments			73,461	75,999	79,408
HBYS
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests			$ 46,491	119,424	44,541
Net income attributable to the shareholders of equity investee				31,839	91,283
Purchase of additional interests in a subsidiary of an equity investee					(347)
Dividends declared	$ (59,700)	$ (46,500)		(106,159)	(20,756)
Other comprehensive (loss)/income				1,387	4,703
Closing net assets after non-controlling interests				46,491	119,424
Group's share of net assets				23,246	59,712
Divestment				$ (23,246)
Carrying amount of investments					$ 59,712